Other Financial Commitments - Disclosure of Detailed Information About Operating Leases Explanatory (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Minimum lease payments under non-cancellable operating lease		$ 28,057
Within One Year [member]
Statement Line Items [Line Items]
Minimum lease payments under non-cancellable operating lease		8,533
Between One Year and Five Years [Member]
Statement Line Items [Line Items]
Minimum lease payments under non-cancellable operating lease		18,039
After 5 Years [member]
Statement Line Items [Line Items]
Minimum lease payments under non-cancellable operating lease		$ 1,485